Write-Off of Goodwill and Intangibles (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill impairment charges	$ 6,710,200
Impairment charges	800,000
Deferred tax liabilities			$ 1,600,000
Income tax benefit	60,000	$ 23,364	1,653,067
Goodwill	11,227,491	$ 19,590,758	$ 1,653,067
Trade Names [Member]
Impairment charges	488,000
Trademarks [Member]
Impairment charges	312,000
Tin Bu LLC [Member]
Goodwill impairment charges	5,650,000
Global Gaming Enterprises, Inc. [Member]
Goodwill impairment charges	$ 1,060,000.00